Income Taxes	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes
Note 19. Income Taxes
UP-C
Corporation Structure
On July 15, 2019, after a corporate restructure, WeWork Inc. is the sole owner of The We Company MC LLC (the “We Company MC”), a wholly owned disregarded entity, which is the general partner and holder of effectively 100% of the economic and control interest in the We Company Management Holdings L.P. Additionally, Teem Holdings Inc., Euclid WW Holdings Inc., Meetup Holdings Inc., and The We Company Management LLC, indirectly or directly became wholly owned subsidiaries of the We Company MC and limited partners of the WeWork Partnership along with various holders of WeWork Partnerships Profits Interest Units. As a partnership, the WeWork Partnership is generally not subject to U.S. federal and most state and local income taxes, however, the WeWork Partnership, through its 100% ownership of the equity in WeWork Companies LLC, is subject to withholding taxes in certain foreign jurisdictions. Any taxable income or loss generated by the WeWork Partnership is passed through to and included in the taxable income or loss of its members based on each member’s respective ownership percentage and adjusts the initial deferred tax asset for the basis difference established on the investment in the partnership. During the year ended December 31, 2020, the redemption of the partnership interest of Meetup and Teem, and sale of the stock of the entities, resulted in the reversal of some portion of the deferred tax asset and the recognition of a net capital loss.
The components of
pre-tax
loss are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
U.S.	$(1,540,919)	$(2,497,989)	$(1,162,229)
Non-U.S.	(2,273,432)	(1,231,261)	(766,040)

Total pre-tax loss	$(3,814,351)	$(3,729,250)	$(1,928,269)

The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Current tax provision (benefit):
Federal	$—	$—	$—
State and local	—	—	—
Non-U.S.	20,456	49,371	9,263

Total current tax provision	20,456	49,371	9,263

Deferred tax provision (benefit):
Federal	(118)	(148)	(1,741)
State and local	(324)	(510)	(6,777)
Non-U.S.	(508)	(3,076)	(1,595)

Total deferred tax provision (benefit)	(950)	(3,734)	(10,113)

Income tax provision (benefit)	$19,506	$45,637	$(850)

The reconciliation of the U.S. Federal statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019 (1)	2018 (1)
Income tax provision (benefit) at the U.S. Federal tax rate	$(801,014)	$(783,143)	$(404,937)
State income taxes, inclusive of valuation allowance	(256)	(403)	(5,354)
Withholding tax	8,350	13,712	—
Foreign rate differential	(39,240)	(23,087)	(14,355)
Stock-based compensation	30,567	13,772	4,251
Non-deductible expenses	15,056	13,333	16,196
Non-deductible financial instrument expense	(136,753)	(15,402)	27,768
Goodwill Impairment	1,492	39,482	—
Rate Change	(143,058)	10,259	5,238
ChinaCo Deconsolidation	286,637	—	—
Other, net	54,609	(3,298)	(1,775)
Valuation allowance	743,116	780,412	372,118

Income tax provision (benefit)	$19,506	$45,637	$(850)

(1)	Certain lines from the prior years have been reclassified to align with the 2020 presentation with no impact to the Income tax provision (benefit) amount.

Deferred income taxes reflect the effect of temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The components of deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019 (2)
Deferred tax assets:
Investment in partnership	$488,786	$477,612
Deferred rent	136,502	125,635
Property and Equipment	71,353	40,645
Accrued expenses	11,527	20,231
Stock-based compensation	8,107	4,487
Deferred financing obligation	2,546	989
Unrealized (gain) loss on foreign exchange	3,634	5,222
Net operating loss	2,033,703	1,205,139
Capital Loss	40,677	—
Finite-lived intangibles	1,259,586	1,144,862
Interest	6,989	1,863
Lease Liability	2,636,664	2,762,142
Other	14,515	7,996

Total deferred tax assets	6,714,589	5,796,823
Valuation allowance	(4,057,892)	(3,011,064)

Total net deferred tax assets	2,656,697	2,785,759

Deferred tax liabilities:
Deferred Rent	(755)	—
Accrued Expenses	(2,206)	(343)
Unrealized (Gain)/Loss	(7,655)	(181)
Property and equipment	(10,969)	(14,584)
Finite-lived intangibles	(264)	(5,284)
Right of Use Asset	(2,630,343)	(2,763,802)
Other	(3,128)	(404)
Indefinite-lived intangibles	—	(11)

Total deferred tax liabilities	(2,655,320)	(2,784,609)

Net deferred tax assets (1)	$1,377	$1,150

(1)	As of December 31, 2020 and 2019, $1.4 million and $1.2 million net deferred tax asset is included as a component of other assets on the accompanying consolidated balance sheet, respectively.
(2)	Certain 2019 lines have been reclassified to align with the 2020 presentation with no impact to the Net deferred tax assets (liabilities).
We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized. The Company has recorded a full valuation allowance on its net deferred tax assets in most jurisdictions, however in certain jurisdictions, the Company did not record a valuation allowance where the Company had profitable operations, or the Company recorded only a partial valuation allowance due to the existence of deferred tax liabilities that will partially offset the Company’s deferred tax assets in future years. As of December 31, 2020, we concluded, based on the weight of all available positive and negative evidence, that a portion of our deferred tax assets are not more likely than not to be realized. As such a valuation allowance in the amount of $4.1 billion has been recognized on the Company’s deferred tax assets. The net change in valuation allowance for 2020 was an increase of $1.0 billion.
On April 1, 2019, WW Worldwide CV transferred the intellectual property rights to WeWork UK International. For financial reporting purposes the intangible assets; including marketing intangibles, technical IP, and know-how;
are recognized at a book value of zero, but for tax purposes will assume the value of the consideration paid. The value of the consideration was based on the Company’s overall valuation on the date of the transaction and has been submitted to HM Revenue & Customs (“HMRC”) in the UK for review and sign-off.
For UK income tax purposes, a deferred tax asset relating to the various components of the IP that generates tax amortization was established. The transaction is currently under the review of the HMRC, and the deferred tax asset is offset by a full valuation allowance.
As of December 31, 2020, the Company had U.S. federal income tax net operating loss carryforwards of $4.9 billion, of which $4.1 billion may be carried forward indefinitely and $0.8 billion will begin to expire starting in 2033 if not utilized. The Company also had capital loss carryforward of $193.7 million, which if unused, will expire in 2026. The Company had U.S. state income tax net operating loss carryforwards of $4.3 billion with varying expiration dates (some of which are indefinite), the first of which will begin to expire starting in 2028 if not utilized. As of December 31, 2020, the Company had foreign net operating loss carryforwards of $2.9 billion (with various expiration dates), of which approximately $2.4 billion have indefinite carryforward periods.
Certain of these federal, state and foreign net operating loss carryforwards may be subject to Internal Revenue Code Section 382 or similar provisions, which impose limitations on their utilization amounts.
The Company has not recorded deferred income taxes applicable to the undistributed earnings of its foreign subsidiary that are indefinitely reinvested in foreign operations. Any undistributed earnings will be used to fund international operations and to make investments outside of the United States.
The Company recognizes interest and penalties, if applicable, related to uncertain tax positions in the income tax provision. There were no reserves for unrecognized tax benefits and no accrued interest related to uncertain tax positions as of December 31, 2020 and 2019.
The Company files income tax returns in U.S. federal, U.S. state and foreign jurisdictions. With some exceptions, most tax years remain open to examination by the taxing authorities due to the Company’s NOL carryforwards.
The Company also considered recent tax law changes in response to the
COVID-19
pandemic, including the Coronavirus Aid, Relief and Economic Security (CARES) Act that was enacted in the U.S. on March 27, 2020. The CARES Act includes several provisions for corporations including increasing the amount of deductible interest, allowing companies to carryback certain NOLs and increasing the amount of NOLs that corporations can use to offset income. The CARES Act did not materially impact the income tax provision, deferred tax assets and liabilities or related taxes payable.
Additionally, the CARES Act provides an employee retention credit, which is a refundable tax credit against certain employment taxes of up to $5,000 per employee for eligible employers. The Company qualified for the credit as of April 1, 2020 and has claimed approximately $8.3 million of refundable employee retention tax credits as a partial offset to payroll tax liability as of December 31, 2020.

The CARES Act also allows for the deferral of the payment of the employer share of Social Security taxes effective March 27, 2020. The Company has elected to defer its Social Security tax payments in accordance with this provision and will remit the associated payments in two equal installments on or about December 31, 2021 and December 31, 2022, as required under the CARES Act. The Company deferred approximately $20.6 million of its Social Security tax payments during the year ended December 31, 2020.

BOWX ACQUISITION CORP [Member]
Income Taxes
Note 9 — Income Taxes
The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible. During the period from May 19, 2020 (inception) to December 31, 2020, $22,010 was recorded as income tax expense. The Company’s effective tax rate for the period from May 19, 2020 (inception) to December 31, 2020 was a negative 0.5%, which differs from the expected income tax rate due to the start-up
costs which are not deductible.

The income tax provision (benefit) consists of the following:

For the Period from May 19, 2020 (inception) through December 31, 2020
Current
Federal	$22,010
State	—
Deferred
Federal	(48,114)
State	—
Valuation allowance	48,114

Income tax provision	$22,010

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Start-up/Organization costs	$48,114

Total deferred tax assets	48,114
Valuation allowance	(48,114)

Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2020, the valuation allowance was $48,114.
There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

For the Period from May 19, 2020 (inception) through December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(20.5)%
Change in valuation allowance	(1.0)%

Effective Tax Rate	-0.5%